Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Instruments

The Company hold the following financial instruments (in USD thousands):

	December 31,
	2021	2020
Financial assets at amortized cost
Cash and cash equivalents	$192,962	$74,625
Term deposits	72,357	22,720
Accounts receivable	5,621	6,363
Other financial non-current assets	1,405	984
Total financial assets at amortized cost	$272,345	$104,692
Financial assets at fair value through statement of loss
Total financial assets	$272,345	$104,692
Financial liabilities at amortized cost
Accounts payable	6,737	1,281
Accrued expenses	15,972	9,081
Borrowings	—	3,330
Lease liabilities	13,059	3,919
Total financial liabilities at amortized cost	35,768	17,611
Financial liabilities at fair value through statement of loss
Derivative	—	1,024
Total financial liabilities	$35,768	$18,635

Summary of Maturity Profile of Financial Liabilities

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cashflows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2021
Lease liabilities	$13,059	$2,018	$8,467	$4,075	$14,560
Accounts payable	6,737	6,737	—	—	6,737
Accrued expenses	15,972	15,972	—	—	15,972
Total contractual liabilities	$35,768	$24,727	$8,467	$4,075	$37,269

December 31, 2020
COVID CHF 1M	1,132	1,137	—	—	1,137
COVID CHF 500K	507	71	497	—	568
COVID EUR 1.4M	1,691	1,718	—	—	1,718
Total loans	$3,330	$2,926	$497	$—	$3,423
Lease liabilities	3,919	1,134	3,005	14	4,153
Accounts payable	1,281	1,281	—	—	1,281
Accrued expenses	9,081	1,281	—	—	1,281
Other financial non-current liabilities	1,024	—	1,024	—	1,024
Total contractual liabilities	$18,635	$6,622	$4,526	$14	$11,162

Summary of Significant Foreign Exchange Rates

The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020	2019
Currency	Spot rate	Spot rate	Average rate	Average rate	Average rate
USD/CHF	0.91210	0.88030	0.91437	0.94703	0.99467
USD/EUR	0.88290	0.81490	0.84579	0.88423	0.89154
USD/GBP	0.74190	0.73260	0.72707	0.78132	0.78588
USD/BRL	5.57130	5.19400	5.39288	5.06281	3.92513

Sensitivity of Loss Before Tax To Changes in Foreign Exchange Rates

The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2021 and 2020, the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

December 31,
	2021	2020	2019
Increase / (decrease) in USD/CHF exchange rate by 10%	19,499 / (19,499)	1,453 / (1,453)	741 / (741)
Increase / (decrease) in EUR/CHF exchange rate by 10%	648 / (648)	836 / (836)	410 / (410)
Increase / (decrease) in GBP/CHF exchange rate by 10%	(18) / 18	351 / (351)	328 / (328)
Increase / (decrease) in USD/EUR exchange rate by 10%	726 / (726)	155 / (155)	322 / (322)

Sensitivity of Equity To Changes in Foreign Exchange Rates

The sensitivity of the Company’s reported equity or net assets to possible changes in foreign exchange rates is measured at the consolidated level as it depends on the presentation currency selected for the consolidated financial statements. Such effects are reported not in income but in the currency translation account within other reserves. As of December 31, 2021 and 2020 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

December 31,
	2021	2020
Increase / (decrease) in USD/CHF exchange rate by 10%	54 / (54)	11,279 / (11,279)
Increase / (decrease) in USD/EUR exchange rate by 10%	(89) / 89	467 / (467)
Increase / (decrease) in USD/GBP exchange rate by 10%	(27) / 27	211 / (211)
Increase / (decrease) in USD/BRL exchange rate by 10%	77 / (77)	64 / (64)